Long-Term Debt (Schedule of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Total debt	$ 20,426,141	$ 20,747,097
Less: current portion	68,351	381,728
Total long-term debt	20,357,790	20,365,369
Senior Secured Credit Facilities
Total debt	8,228,575	9,075,465
Receivables Based Facility Due 2017 [Member]
Total debt	247,000	0
9.0% Priority Guarantee Notes Due 2019 [Member]
Total debt	1,999,815	1,999,815
Stated interest rate	9.00%	9.00%
9.0% Priority Guarantee Notes Due 2021 [Member]
Total debt	1,750,000	1,750,000
Stated interest rate	9.00%	9.00%
11.25% Priority Guarantee Notes Due 2021 [Member]
Total debt	575,000	0
Stated interest rate	11.25%	11.25%
Other secured subsidiary long-term debt [Member]
Total debt	24,071	25,507
Senior Cash Pay Notes Due 2016 [Member]
Total debt	796,250	796,250
Senior Toggle Notes [Member]
Total debt	829,831	829,831
Senior Notes [Member]
Total debt	1,436,455	1,748,564
Subsidiary Senior Notes Due 2022 [Member]
Total debt	2,725,000	2,725,000
Subsidiary Senior Subordinated Notes Due 2020 [Member]
Total debt	2,200,000	2,200,000
Other subsidiary debt [Member]
Total debt	2,670	5,586
Purchase accounting adjustments and original issue discount [Member]
Total debt	(388,526)	(408,921)
Total Consolidated Secured Debt [Member]
Total debt	$ 12,824,461	$ 12,850,787
Total Consolidated Secured Debt [Member] | Senior Secured Credit Facilities
Earliest maturity date	2014	2014
Latest maturity date	2016	2016
Total Consolidated Secured Debt [Member] | Receivables Based Facility Due 2017 [Member]
Earliest maturity date	2017	2017
Latest maturity date	2017	2017
Total Consolidated Secured Debt [Member] | 9.0% Priority Guarantee Notes Due 2019 [Member]
Earliest maturity date	2019	2019
Latest maturity date	2019	2019
Total Consolidated Secured Debt [Member] | 9.0% Priority Guarantee Notes Due 2021 [Member]
Earliest maturity date	2021	2021
Latest maturity date	2021	2021
Total Consolidated Secured Debt [Member] | 11.25% Priority Guarantee Notes Due 2021 [Member]
Earliest maturity date	2021	2021
Latest maturity date	2021	2021
Senior Notes [Member] | Senior Cash Pay Notes Due 2016 [Member]
Earliest maturity date	2016	2016
Latest maturity date	2016	2016
Senior Notes [Member] | Senior Toggle Notes [Member]
Earliest maturity date	2013	2013
Latest maturity date	2016	2016
Senior Notes [Member] | Senior Notes [Member]
Earliest maturity date	2014	2014
Latest maturity date	2027	2027
Senior Notes [Member] | Subsidiary Senior Notes Due 2022 [Member]
Earliest maturity date	2022	2022
Latest maturity date	2022	2022
Senior Notes [Member] | Subsidiary Senior Subordinated Notes Due 2020 [Member]
Earliest maturity date	2020	2020
Latest maturity date	2020	2020
Other Subsidiary Debt [Member] | Other subsidiary debt [Member]
Earliest maturity date	2013	2013
Latest maturity date	2013	2013